(Logo: The American Funds Group(R))
The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

Annual Report / July 31, 1999

(Graphic: Maryland Map)
(Graphic: Virginia Map)

The Tax-Exempt Fund of Maryland(R) and The Tax-Exempt Fund of Virginia(R) seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 29 funds in The American Funds Group,(R) the nation's third-largest mutual fund family. For more than six decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the average annual compound returns with all distributions reinvested for periods ended June 30, 1999 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods:

                        Maryland Fund       Virginia Fund
10 years                    +6.07%              +6.00%
5 years                     +5.45               +5.09
12 months                   -2.63               -2.85

Sales charges are lower for accounts of $25,000 or more.

The Funds' 30-day yields as of August 31, 1999, calculated in accordance with the Securities and Exchange Commission formula, at maximum sales charge, were 4.12% for the Maryland Fund and 4.09% for the Virginia Fund. The Funds' distribution rates as of that date were 4.50% and 4.47%, respectively. The SEC yield reflects income each Fund expects to earn based on current holdings, while the distribution rate is based solely on the Fund's past dividends. Accordingly, the Funds' SEC yields and distribution rates may differ. For the latest yields based on actual distributions, call toll-free 800/325-3590.

The figures in this report reflect past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to Federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.

Fellow Shareholders

The first half of the fiscal year ended July 31 was an outstanding period for municipal bonds. Unfortunately, the second half did not follow suit.

Over the fiscal year as a whole, The Tax-Exempt Fund of Maryland's net asset value fell by 47 cents, from $16.04 to $15.57 a share. Similarly, The Tax-Exempt Fund of Virginia's share price dropped by 54 cents, from $16.36 to $15.82. The declines were more than offset by monthly dividend payments, which totaled 75 cents a share for the Maryland Fund and 73 cents a share for the Virginia Fund. In addition, the Funds provided capital gain distributions of 9.5 cents a share and 17.9 cents a share, respectively.

If, like most shareholders, you reinvested your dividends and capital gains, your total return was:

2.3% for the Maryland Fund
2.2% for the Virginia Fund

These figures may not seem impressive, but taxable bonds, as measured by the unmanaged Lehman Brothers Aggregate Bond Index, provided a total return of only 2.5% _ before taxes. Meanwhile, the inflation rate, as measured by the Consumer Price Index, rose by 2.1%.

The Maryland Fund's income return of 4.8%, with dividends reinvested, was the equivalent of 8.5% from a taxable investment if you are in the highest combined Federal, state and local tax bracket. The Virginia Fund's income return of 4.6%, with dividends reinvested, was the equivalent of 8.1% from a taxable investment if you're in the highest combined Federal and state tax bracket.

The first half was the best of times

In the Funds' semi-annual report, we talked about how a "flight to quality" resulted from last year's economic crises in emerging markets, and how the collapse of a huge hedge fund had accelerated demand for U.S. Treasury bonds. As prices for Treasuries hit new highs, absolute yields dropped to levels in the same range as those paid by municipal bonds _ which made munis especially attractive because the income they provide is typically not subject to tax.

Seeking to add liquidity to the global economy and to ensure that the domestic economy would weather the storm, the Federal Reserve Board reduced the Federal funds rate _ the rate banks charge each other for overnight loans _ three times, from 5.50% to 4.75%. This gave investors greater confidence that inflation would remain under control, which led them to bid up bond prices still further and to begin returning to less conservative investments.

Reversal in the second half

When emerging markets began to recover in the first half of calendar 1999, investors flew back to them _ forsaking far less volatile investments such as municipal bonds.

By the end of June, the ebbing threat of a global economic meltdown led the Federal Reserve to feel comfortable tapping the brakes on U.S. economic growth by raising the Federal funds rate back to 5.00%. The rate increase plus reduced demand depressed municipal bond prices.

What helped and hurt the Funds

When interest rates change, bonds with the longest maturities tend to experience the most substantial price changes. The average maturities of both The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia were relatively short when rates increased.

Some individual holdings in each portfolio contributed more than others to investment results. The Virginia Fund, for instance, benefited from refunding of general obligation bonds issued by Norfolk and Roanoke. The cities replaced the original bonds with new ones escrowed in Treasury bonds, which carry a AAA rating _ worth more in the marketplace.

Both portfolios, of course, also included holdings that did not do well. In the Virginia Fund, for example, two Henrico County bonds suffered when issuer Browning-Ferris was bought by Allied Waste. This acquisition _ which created the nation's second-largest solid waste disposal company _ was highly leveraged and the bond ratings dropped below investment grade. But the Fund's research analysts have studied Allied and believe it will quickly sell assets to reduce debt, which should improve creditworthiness.

Looking ahead

While the Federal Reserve raised the Federal funds rate again _ to 5.25% _ in August, and could still push interest rates higher, it seems likely that the recent price declines among municipal bonds represented most, if not all, of a correction in the muni market.

Meanwhile, the U.S. Treasury _ flush from a budget surplus that has minimized government-borrowing needs _ has announced a plan to begin paying off the national debt by offering fewer new issues and retiring older ones. This potential reduction in the supply of Treasury bonds could enhance the popularity of municipal bonds. However, a number of government agencies could fill the gap by issuing taxable bonds that might also tempt quality-oriented fixed-income investors and thus influence the direction of the markets.

As always, Capital Research's experienced analysts will keep a close eye on developments at the Federal and state government level, in the municipal bond markets and among bond issuers. Their extensive proprietary research efforts will continue to be directed toward providing you with a high level of tax-free income _ and to preserving your capital.

We look forward to updating you again in March, in the Funds' semi-annual report.

Sincerely,
(signature)              (signature)
James H. Lemon, Jr.      Harry J. Lister
Chairman                 President

September 20, 1999

Preparing for the Year 2000 _ The Funds' key service providers _ Capital Research and Management Company, the investment adviser, Washington Management Corporation, the business manager, and American Funds Service Company, the transfer agent _ have updated all computer systems to process date-related information properly following the turn of the century. Other preparations continue, including external monitoring and contingency planning. If you'd like more detailed information, please call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

Growth of $10,000 investment

(Graph comparing the Lehman Brothers Municipal Bond Index<F2> rising to $25,407, The Tax-Exempt Fund of Virginia<F1> rising to $21,746, The Tax-Exempt Fund of Maryland<F1> rising to $21,265, and the Consumer Price Index (inflation) rising to $15,196 from 8/14/86 through fiscal year ended July 31, 1999.)

Year Ended                           LEHMAN MUNI
July 31         MARYLAND  VIRGINIA   BOND INDEX   CPI
8/14/86         $ 9,525   $ 9,525      $10,000    $10,000
1987              9,444     9,798       10,439     10,374
1988             10,122    10,412       11,173     10,802
1989             11,313    11,620       12,534     11,340
1990             11,918    12,302       13,402     11,887
1991             12,804    13,288       14,573     12,416
1992             14,433    14,989       16,575     12,808
1993             15,508    16,081       18,040     13,163
1994             15,728    16,360       18,378     13,528
1995             16,920    17,597       19,825     13,902
1996             17,927    18,558       21,133     14,312
1997             19,634    20,247       23,300     14,631
1998             20,791    21,726       24,697     14,877
1999             21,265    21,746       25,407     15,196


(the following data is embedded in the graph described above)

Average Annual Compound Returns<F1>
(for periods ended July 31, 1999)

                                          1 Year    5 Years  10 Years
The Tax-Exempt Fund of Maryland           -2.58%    +5.19%    +6.00%
The Tax-Exempt Fund of Virginia           -2.67%    +4.83%    +5.95%

Results reflect payment of the maximum sales charge of 4.75% on the $10,000 investment; thus, the net amount invested was $9,525. As outlined in the prospectus, the sales charge is reduced for larger investments.

[FN]
<F1>Assumes reinvestment of all distributions and payment of the 4.75%
maximum sales charge at the beginning of the stated periods.
<F2>The index is a national index not limited to Maryland and Virginia bonds. It is unmanaged and does not reflect sales charges commissions or expenses.

Past results are not predictive of future results.

The Tax-Exempt Fund of Maryland
As of July 31, 1999

(graphic: Map of Maryland)



Quality Diversification:
Moody's/S&P Ratings (best of either)

(graphic: pie chart with following percentages:)

Aaa/AAA                                    45.9%
Aa/AA                                      16.4%
A/A                                        10.0%
Baa/BBB                                    10.7%
Lower than BBB or not rated                09.8%
Cash and Equivalents                       07.2%

Maturity Diversification<F1>:

(Graphic: pie chart with following percentages:)

Under 1 year                               07.2%
1 to 10 years                              57.2%
10+ to 20 years                            27.5%
20+ to 30 years                            06.8%
30+ years                                  01.3%

Average Life<F2>  9.19 years

[FN]
<F1>Securities are included at pre-refunded dates, not maturity dates.
<F2>Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 13.53 years.

Why triple tax-free investing can be worthwhile

                                    Tax-free yields vs. taxable yields
                 Your taxable income                    Combined      In Maryland, a tax-exempt yield of:
                                                      Federal and       4%        5%        6%        7%
           Single                   Joint            MD tax rate<F1> is equivalent to a taxable yield of:
   $    3,000 -  25,750    $   3,000 -   43,050           21.4%        5.1%      6.4%      7.6%      8.9%
       25,751 -  62,450        43,051 - 104,050           33.4         6.0       7.5       9.0      10.5
      62,451 - 130,250        104,051 - 158,550           36.2         6.3       7.8       9.4      11.0
      130,251 - 283,150       158,551 - 283,150           40.8         6.8       8.4      10.1      11.8
        Over 283,150            Over 283,150              44.1         7.2       8.9      10.7      12.5

<F1>Based on 1999 Federal and Maryland state and county tax rates (at 7.5%
individually calculated for each bracket and averaged to fit within Federal brackets). The rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable at certain taxable income levels.

To use this table, find your estimated taxable income to determine your combined Federal and Maryland tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the Fund's 4.50% tax-free distribution rate in August.

Because of tax increases in recent years, many high-income investors are finding that their returns on taxable fixed-income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $150,000 faces a combined Federal and Maryland tax rate of 36.2%. In this bracket, the Fund's current 4.50% distribution rate would be equivalent to a return on a taxable fixed-income investment of 7.05%.

Investment Portfolio
July 31, 1999

The Tax-Exempt
Fund of Maryland
(graphic: Map of Maryland)

                                                                         Principal
                                                                          Amount        Market
                                                                           (000)         Value
Tax-Exempt Securities Maturing in More than One Year _ 92.76%

College & University Revenue _ 1.73%

Frederick County, College Revenue Bonds (Hood College Project),
1990 Series:
  7.05% 2004                                                              $   410   $   428,569
  7.05% 2005                                                                  455       474,069

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds, 1993 Refunding Series C, 5.00% 2010                          1,000     1,002,830
                                                                                      1,905,468

General Obligations (Local) _ .96%

Anne Arundel County, Consolidated Water and Sewer, 1993
Refunding Series, 5.30% 2016                                                  500       500,910

Harford County Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010                                                       530       561,196
                                                                                      1,062,106

General Obligations (State) _ 5.51%

Maryland General Obligation Bonds, State and Local Facilities,
Second Series:
  Loan of 1997, 4.75% 2000                                                  1,000     1,012,450
  Loan of 1999, 5.00% 2011                                                  1,500     1,504,365
  Loan of 1999, 5.25% 2012                                                  2,000     2,039,200

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, Series 1998, 5.00% 2007                                    1,500     1,521,975
                                                                                      6,077,990

Hospital & Health Facilities Revenue _ 10.06%

Maryland Health and Higher Educational Facilities Authority:
  (Charity Obligated Group-Daughters of Charity National
  Health System), Hospital Revenue Bonds, Series 1997D,
  4.60% 2026 (2003)<F1>                                                     1,725     1,731,503

  Good Samaritan Hospital Issue, Revenue Bonds, Escrowed to Maturity,
  Series 1993, 5.70% 2009                                                   1,000     1,057,780

  Howard County, General Hospital Issue, Escrowed to Maturity,
  Series 1993:
    5.50% 2013                                                              2,000     2,061,800
    5.50% 2021                                                              1,000     1,008,970

  Johns Hopkins Hospital Issue, Revenue Refunding Bonds,
  Series 1993, 5.60% 2009                                                     850       882,649

  Suburban Hospital Issue, Revenue Refunding Bonds,
  Series 1993, 5.125% 2021                                                  1,500     1,376,085

Prince George's County (Dimensions Health Corporation Issue):
  Hospital Revenue Bonds, Series 1992, 7.20% 2006                         $   215   $   227,967

  Project and Refunding Revenue Bonds, Series 1994, 5.375% 2014             2,985     2,754,468
                                                                                     11,101,222

Housing Finance Authority Revenue _ 11.62%

Maryland Community Development Administration,
Department of Housing and Community Development:
  Residential Revenue Bonds, 1998 Series B, AMT:
    5.00% 2008                                                              1,610     1,607,601
    5.00% 2009                                                              1,680     1,669,416

  Single-Family Program Bonds:
    1994 First Series, 5.80% 2009                                           2,000     2,083,880
    1994 First Series, 5.70% 2017                                           2,085     2,126,721
    1994 Fifth Series, AMT, 5.875% 2017                                       165       167,958
    1990 First Series, 7.60% 2017                                             405       416,223

Montgomery County, Housing Opportunities Commission,
Single Family Mortgage Revenue Bonds:
  1998 Series B, 4.80% 2009                                                   600       601,860
  1997 Series A, 5.50% 2009                                                   660       674,903
  1998 Series B, 4.90% 2010                                                   500       495,685

Prince George's County Housing Authority, GNMA/FNMA
Collateralized Single Family Mortgage Bonds:
  Series 1998 A, AMT, 4.65% 2019                                            2,000     1,993,281
  Series 1994 A, AMT, 6.60% 2025                                              860       906,216

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio,
1988 Series B, 7.65% 2022                                                      80        83,260
                                                                                     12,827,004

Industrial Development Revenue _ 1.93%

Mayor and City Council of Baltimore, Port Facilities Revenue
Bonds (Consolidation Coal Sales Company Project):
  Series 1984 A, 6.50% 2011                                                   500       537,645
  Series 1984 B, 6.50% 2011                                                   500       537,645

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
(American Airlines, Inc. Project), 1996 Series A, AMT, 6.25% 2026           1,000     1,050,410
                                                                                      2,125,700

Insured _ 21.57%

City of Baltimore:
  Consolidated Public Improvement Bonds of 1998,
  Series A, FGIC Insured, 5.375% 2010                                      $1,185 $   1,228,347

  Project and Refunding Revenue Bonds (Water Projects),
  Series A, FGIC Insured:
    1998, 5.375% 2015                                                       1,000     1,013,150
    1994, 6.00% 2015                                                        1,500     1,639,875
    1994, 5.00% 2024                                                        1,220     1,163,965

Calvert County, Economic Development Refunding Revenue Bonds,
(Asbury-Solomons Island Facility), Series 1997, MBIA Insured:
  5.00% 2009                                                                1,000     1,010,060
  5.00% 2010                                                                1,000     1,002,780
  5.00% 2017                                                                1,000       963,360
  5.00% 2027                                                                1,000       938,310

Charles County, Consolidated Public Improvement Bonds of 1993,
Series A, FGIC Insured, 5.25% 2003                                            715       738,309

City of Frederick, General Improvement Bonds, 1992 Refunding
Series, FGIC Insured, 6.125% 2008                                             890       952,772

Maryland Health and Higher Educational Facilities Authority:
  Johns Hopkins Medical Institutions Parking Facilities Issue,
  Parking Revenue Bonds, Series 1996, AMBAC Insured, 5.50% 2011             1,200     1,236,168

  Helix Health Issue, Revenue Bonds, Series 1997,
  AMBAC Insured, 5.00% 2007                                                 1,250     1,275,750

  Medlantic/Helix Health Issue, Revenue Bonds:
    FSA Insured, Series 1998 B, 5.25% 2011                                  1,000     1,002,790
    AMBAC Insured, Series 1998 A, 5.25% 2038                                1,500     1,443,465

  Mercy Medical Center Issue Project and Refunding Revenue
  Bonds, Series 1996, FSA Insured, 6.50% 2013                               2,000     2,251,580

  Upper Chesapeake Hospitals Issue, Revenue Bonds,
  Series 1998 A, 5.50% 2020                                                 1,000     1,001,770

Prince George's County, Solid Waste Management System
Revenue Bonds, Series 1993, FSA Insured, 6.50% 2007                         2,000     2,165,540

Commonwealth of Puerto Rico, MBIA Insured:
  Electric & Power Authority, 1995 Series Y, 7.00% 2007                     1,000     1,156,660
  Public Improvement Bonds of 1987, 6.75% 2006                                 25        25,313

Washington Metropolitan Area Transit Authority, Gross Revenue
Transit Refunding Bonds, FGIC Insured, Series 1993, 6.00% 2008              1,480     1,604,779
                                                                                     23,814,743

Lease Revenue (State) _ .37%

Maryland Stadium Authority, Sports Facilities Lease Revenue
Bonds, Series 1989 D, AMT, 7.50% 2010                                      $  400    $  413,184

Life Care Facilities Revenue _ 8.13%

Maryland Health and Higher Educational Facilities Authority,
Refunding and Project Revenue Bonds, Roland Park Place Issue,
Series 1999:
  5.40% 2011                                                                1,000       964,040
  5.45% 2012                                                                1,000       957,920
  5.50% 2014                                                                1,525     1,454,774

Maryland Health and Higher Educational Facilities Authority,
First Mortgage Revenue Bonds, PUMH of Maryland, Inc. Issue
(Heron Point of Chestertown), Series 1998A:
  5.75%, 2019                                                               1,500     1,461,450
  5.75%, 2026                                                               1,640     1,591,636

Prince George's County, Refunding Revenue Bonds, Collington
Episcopal Life Care Community, Inc., Series 1994 A, 6.00% 2013              2,500     2,541,600
                                                                                      8,971,420

Multi-Family Housing _ 4.89%
Montgomery County, Maryland Housing Opportunities Commission,
Multi-Family Revenue Bonds:
  1995 Series A, 6.10% 2015                                                 2,025     2,120,560
  1994 Series A-2, 7.50% 2024                                               2,000     2,120,780

Prince George's County, Mortgage Revenue Bonds (GNMA
Collateralized-Langley Gardens Apartments Project),
Series 1997 A, 5.60% 2017                                                   1,130     1,157,097
                                                                                      5,398,437

Pre-Refunded<F2> _ 10.75%

Calvert County, Economic Development Revenue Bonds
(Asbury-Solomons Island Facility), Series 1995, 8.625% 2024 (2005)          2,300     2,763,841

Frederick County, Public Facilities Bonds:
  1991 Series B, 6.30% 2011 (2002)                                          1,370     1,475,435
  1986 Series, 7.40% 2012 (2001)                                              310       338,046

Harford County, Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010 (2002)                                                970     1,033,603

Howard County, Metropolitan District Refunding Bonds,
1991 Series A, 6.625% 2021 (2001)                                             500       524,585

Maryland State Health and Higher Educational Facilities Authority:
  Memorial Hospital of Cumberland Issue, Revenue Refunding
  Bonds, Series 1992, 6.50% 2010 (2004)                                   $   750   $   819,128

  Suburban Hospital Issue Revenue Bonds, Series 1992,
  6.50% 2017 (2002)                                                           500       541,205

  University of Maryland Medical System Issue, Revenue Bonds,
  Series 1991 A, FGIC Insured, 6.50% 2021 (2001)                            1,000     1,046,180

Prince George's County, Hospital Revenue Bonds (Dimensions
Health Corporation Issue), Series 1992, 7.20% 2006 (2002)                   1,035     1,138,821

Commonwealth of Puerto Rico, Public Improvement Bonds of 1992,
MBIA Insured, 6.50% 2009 (2002)                                             1,000     1,081,710

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds, 1992 Series A, 6.30% 2009 (2001)                             1,050     1,105,113
                                                                                     11,867,667

Resource Recovery _ 6.38%

Maryland Energy Financing Administration, Limited Obligation Solid
Waste Disposal Revenue Bonds (Wheelabrator Water Technologies
Baltimore L.L.C. Projects), 1996 Series, AMT, 6.30% 2010                    3,500     3,750,845

Montgomery County, Northeast Maryland Waste Disposal Authority,
Solid Waste Revenue Bonds, Series A, AMT:
  6.00% 2006                                                                1,115     1,182,502
  6.00% 2007                                                                1,000     1,061,000
  Series 1993, 6.30% 2016                                                   1,000     1,048,900
                                                                                      7,043,247

Special Obligations _ 3.96%

Montgomery County Revenue Authority, Golf Course System Revenue
Bonds, Series 1996 A, 6.00% 2014                                            2,355     2,397,955

Virgin Islands Public Finance Authority, Revenue and Refunding Bonds
(Virgin Islands Matching Fund Loan Notes), Series 1998 A:
  5.20% 2009                                                                1,000       992,910
  5.20% 2010                                                                1,000       983,800
                                                                                      4,374,665

Tax Assessment Bonds _ 2.00%

Prince George's County, Special Obligation Bonds (Woodview Village
Infrastructure Improvements), Series 1997 A, 8.00% 2026                     1,970     2,202,893

Turnpikes & Toll Roads Revenue _ .97%

Maryland Transportation Authority Facilities Project,
Transportation Facilities Projects Revenue Bonds,
Series 1992, 5.80% 2006                                                    $1,000 $   1,073,510

Water & Sewer Revenue _ 1.93%

Maryland Water Quality Financing Administration, Revolving
Loan Fund Revenue Bonds, Series 1991 B, 0% 2005                               700       528,542

Washington Suburban Sanitary District, Refunding Bonds,
Series 1997, 5.75% 2017                                                     1,510     1,606,566
                                                                                      2,135,108
                                                                                    102,394,364

Tax-Exempt Securities Maturing in One Year or Less _ 5.97%

Hospital Facilities _ 2.54%

Maryland Health and Higher Educational Facilities Authority,
Pooled Loan Program Revenue Bonds, Series D, 3.15% 2024<F3>                 2,800     2,800,000

Industrial Development Revenue _ 2.17%

Montgomery County, Maryland, Variable Rate Economic Development
Revenue Bonds (The Institute for Genomic Research, Inc. Facility),
Series 1999, 3.20% 20093                                                    2,400     2,400,000

Pre-Refunded<F2> _ 1.26%

Maryland State Health and Higher Educational Facilities Authority,
Junior Lien Revenue Bonds, Francis Scott Key Medical Center Issue,
1990 Series A, 7.00% 2025 (2000)                                              250       262,718

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds, 1989 Series B, 7.00% 2007 (1999)                               600       615,540

Commonwealth of Puerto Rico, Housing Bank and Finance Agency,
Single Family Mortgage Revenue Bonds, Homeownership 5th Portfolio,
1986 Series, 7.50% 2015 (2000)                                                495       510,592
                                                                                      1,388,850
                                                                                      6,588,850

TOTAL TAX-EXEMPT SECURITIES (cost: $105,862,000)                                    108,983,214
Excess of cash and receivables over payables                                          1,400,402
NET ASSETS                                                                         $110,383,616

<F1>Valued in the market on the basis of its effective maturity (shown in parentheses)_ that is, the date at which the investor must put the security to the issuer for redemption.
<F2>Parenthetical year represents date of pre-refunding.
<F3>Coupon rate changes periodically.

See Notes to Financial Statements


Financial Statements

The Tax-Exempt
Fund of Maryland
(graphic: Map of Maryland)

Statement of Assets and Liabilities
July 31, 1999                                        (dollars in thousands)

Assets:

Tax-exempt securities:
  Maturing in more than one year (cost: $99,322)                   $102,394
  Maturing in one year or less (cost: $6,540)                         6,589
Cash                                                                    528
Receivables for _
  Sales of Fund's shares                             $    52
  Interest                                             1,124          1,176
                                                                    110,687

Liabilities:

Payables for _
  Repurchases of Fund's shares                            54
  Dividends                                                             142
  Adviser and management services                         39
  Other expenses                                          68            303

Net Assets at July 31, 1999 _
Equivalent to $15.57 per share on 7,091,616
shares of beneficial interest issued and
outstanding (unlimited shares authorized)                          $110,384

Statement of Operations
For the year ended July 31, 1999      (dollars in thousands)

Investment Income:

Income:
  Interest on tax-exempt securities                                  $5,825
Expenses:
  Investment adviser fee                             $   252
  Business management fee                                202
  Distribution expenses                                  268
  Transfer agent fee                                      38
  Reports to shareholders                                 24
  Registration statement and prospectus                    9
  Postage, stationery and supplies                         7
  Trustees' fees                                           7
  Auditing and legal fees                                 24
  Custodian fee                                            5
  Other expenses                                           8            844
Net investment income                                                 4,981

Realized Gain and Unrealized Appreciation on Investments:

Net realized gain                                                        11
Net unrealized appreciation on investments:
  Beginning of year                                    5,888
  End of year                                          3,121
    Change in unrealized appreciation
      on investments                                                (2,767)
Net realized gain and change in unrealized
  appreciation on investments                                       (2,756)

Net Increase in Net Assets Resulting from Operations                 $2,225



Statement of Changes in Net Assets
  Year ended July 31
(dollars in thousands)                                  1999           1998

Operations:

Net investment income                             $    4,981     $    4,493
Net realized gain on investments                          11            698
Net change in unrealized appreciation
  on investments                                     (2,767)             37
  Net increase in net assets resulting
    from operations                                    2,225          5,228

Dividends and Distributions Paid to Shareholders:

Dividends paid from net investment income            (4,983)        (4,491)
Distributions paid from net realized gain
  on investments                                       (623)          (642)
  Total dividends and distributions                  (5,606)        (5,133)

Capital Share Transactions:

Proceeds from shares sold: 1,410,162
  and 1,252,351 shares, respectively                  22,658         20,079
Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments:
  230,443 and 211,827 shares, respectively             3,694          3,386
Cost of shares repurchased: 874,913 and
  548,078 shares, respectively                      (14,037)        (8,767)
  Net increase in net assets resulting
    from capital share transactions                   12,315         14,698

Total Increase in Net Assets                           8,934         14,793

Net Assets:
Beginning of year                                    101,450         86,657
End of year                                         $110,384       $101,450

See Notes to Financial Statements

Per-Share Data and Ratios

The Tax-Exempt
Fund of Maryland
(graphic: map of Maryland)

                                                                  Year ended July 31
                                                     1999      1998      1997      1996      1995
Net Asset Value, Beginning of Year                  $16.04    $16.02    $15.39    $15.29    $15.00

Income from Investment Operations:

  Net investment income                                .74       .78       .79       .80       .80
  Net gains (losses) on securities
    (both realized and unrealized)                    (.37)      .14       .63       .10       .29
    Total income from investment operations            .37       .92      1.42       .90      1.09

Less Distributions:

  Dividends (from net investment income)              (.74)     (.78)     (.79)     (.80)     (.80)
  Distributions (from capital gains)                  (.10)     (.12)    _        _        _
    Total distributions                               (.84)     (.90)     (.79)     (.80)     (.80)
Net Asset Value, End of Year                        $15.57    $16.04    $16.02    $15.39    $15.29

Total Return<F1>                                      2.28%     5.89%     9.52%     5.95%     7.58%

Ratios/Supplemental Data:

  Net assets, end of year (in millions)                $110      $101       $87       $80       $75
  Ratio of expenses to average net assets              .78%      .79%      .82%      .81%      .78%
  Ratio of net income to average net assets           4.63%     4.84%     5.08%     5.14%     5.38%
  Portfolio turnover rate                            11.38%    10.30%    15.27%    16.01%    20.91%


<F1>Excludes maximum sales charge of 4.75%.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
As of July 31, 1999
(graphic: Map of Virginia)

Quality Diversification:
Moody's/S&P Ratings (best of either)

(graphic: pie chart showing the following percentages:)

Aaa/AAA                                         40.5%
Aa/AA                                           31.5%
A/A   7.9%
Baa/BBB                                         05.6%
Lower than BBB or not rated                     09.8%
Cash and Equivalents                            04.7%

Maturity Diversification<F1>:

(graphic: pie chart showing the following percentages:)

Under 1 year                                    04.7%
1 to 10 years                                   58.2%
10+ to 20 years                                 31.3%
20+ to 30 years                                 05.8%

Average Life<F2> 8.56 years

[FN]
<F1>Securities are included at pre-refunded dates, not maturity dates.
<F2>Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 12.38 years.

Why double tax-free investing can be worthwhile


                                    Tax-free yields vs. taxable yields
                 Your taxable income                    Combined      In Virginia, a tax-exempt yield of:
                                                      Federal and       4%        5%        6%        7%
           Single                   Joint            VA tax rate<F1> is equivalent to a taxable yield of:
     $  3,000 -   5,000      $  3,000 -   5,000           17.6%        4.9%      6.1%      7.3%      8.5%
     $  5,001 -  17,000      $  5,001 -  17,000           19.3         5.0       6.2       7.4       8.7
     $ 17,001 -  25,750      $ 17,001 -  43,050           19.9         5.0       6.2       7.5       8.7
     $ 25,751 -  62,450      $ 43,051 - 104,050           32.1         5.9       7.4       8.8      10.3
     $ 62,451 - 130,250      $104,051 - 158,550           35.0         6.2       7.7       9.2      10.8
     $130,251 - 283,150      $158,551 - 283,150           39.7         6.6       8.3      10.0      11.6
        Over 283,150            Over 283,150              43.1         7.0       8.8      10.5      12.3

<F1>Based on 1999 Federal and Virginia tax rates (at 3% to 5.75%
individually calculated for each bracket and averaged to fit within Federal brackets). The rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable at certain taxable income levels.

To use this table, find your estimated taxable income to determine your combined Federal and Virginia tax rate. Then look at the right-hand column to see what you would have had to earn from a taxable investment to equal the Fund's 4.47% tax-free distribution rate in August.

Because of tax increases in recent years, many high-income investors are finding that their returns on taxable fixed-income issues have to be even higher to match those currently offered by tax-exempt municipals. For instance, a couple with a taxable income of $150,000 faces a combined Federal and Virginia tax rate of 35.0%. In this bracket, the Fund's current 4.47% distribution rate would be equivalent to a return on a taxable fixed-income investment of 6.88%.


Investment Portfolio
July 31, 1999

The Tax-Exempt
Fund of Virginia

(graphic: Map of Virginia)

                                                                         Principal
                                                                          Amount        Market
                                                                           (000)         Value
Tax-Exempt Securities Maturing in More than One Year _ 95.33%

College & University Revenue _ .83%

Virginia Polytechnic Institute and State University, University Services
System and General Revenue Pledge Bonds, Series C 1996, 5.35% 2009         $1,000   $ 1,034,430

General Obligations (Local) _ 6.61%

Arlington County:
  Public Improvement Bonds, Series 1996, 6.00% 2011                         1,000     1,095,480
  Refunding Bonds, Series 1993, 6.00% 2012                                  1,000     1,096,310

Chesapeake:
  Public Improvement Bonds, Series 1992, 6.00% 2006                         1,600     1,702,624
  Refunding Bonds, Series 1993, 5.40% 2008                                  1,000     1,047,340

City of Hampton, Public Improvement Refunding Bonds,
Series 1998, 5.00% 2013                                                     1,030     1,022,512

Leesburg Refunding Bonds, Series 1993, 5.60% 2008                           1,195     1,245,931

Lynchburg Public Improvement Refunding Bonds, Series 1993,
5.25% 2009                                                                  1,000     1,019,800
                                                                                      8,229,997

General Obligations (State) _ .63%

Commonwealth of Virginia, Public Facilities Bonds, 1993 Series A,
5.40% 2005                                                                    750       790,628

Hospital & Health Facilities Revenue _ 14.23%

Industrial Development Authority of the Town of Abingdon, Virginia,
Hospital Facility Revenue and Refunding Bonds (Johnston Memorial
Hospital), Series 1998:
  5.00% 2008                                                                1,015     1,008,829
  5.00% 2009                                                                1,020     1,006,240
  5.00% 2010                                                                  505       493,562

Fairfax County:
  Industrial Development Authority Hospital, Revenue Refunding Bonds
  (INOVA Health Systems Hospital Project), Series 1993 A:
    5.00% 2007                                                                750       759,645
    5.25% 2019                                                              2,500     2,464,900
    5.00% 2023                                                                500       472,275

  Industrial Development Authority, Health Care Revenue
  Refunding Bonds (INOVA Health System Project), Series 1998 A,
  5.00% 2011                                                                1,500     1,474,020

Industrial Development Authority of Halifax County,
Virginia, Hospital Refunding Revenue Bonds
(Halifax Regional Hospital, Inc.), Series 1998:
  4.65% 2007                                                              $   600    $  582,150
  4.80% 2009                                                                1,000       961,500

Industrial Development Authority of Henry County, Hospital Revenue
Bonds (Memorial Hospital of Martinsville and Henry County),
Series 1997, 6.00% 2017                                                     2,000     2,058,580
Industrial Development Authority of the City of Norfolk,
Hospital Revenue Bonds (Daughters of Charity National Health
System-DePaul Medical Center), Series 1992 A:
  6.20% 2002                                                                2,100     2,156,784
  6.50% 2007                                                                1,000     1,079,130

Norfolk Industrial Development Authority, Hospital Revenue
Bonds (Sentara Hospitals-Norfolk Project), Series A 1994,
5.00% 2020                                                                  1,000       921,820

Peninsula Ports Authority, Health System Revenue and Refunding
Bonds (Riverside Health System Project):
  Series 1992 A, 5.00% 2008                                                 1,200     1,196,964
  Series 1998, 5.00% 2009                                                   1,100     1,089,363
                                                                                     17,725,762

Housing Finance Authority Revenue _ 2.59%

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio,
1988 Series B, 7.65% 2022                                                     105       109,280

Virginia Housing Development Authority, Commonwealth
Mortgage Bonds:
  1994 Series H, Sub-Series H-1, 6.10% 2003                                   500       520,775
  1995 Series A-AMT, Sub-Series A-1, 6.60% 2004                             1,000     1,026,070
  1998 Series E, Sub-Series E-1, 4.50% 2005                                 1,190     1,178,969
  1992 Series A, 7.10% 2022                                                   380       388,550
                                                                                      3,223,644

Industrial Development Revenue _ 2.38%

Industrial Development Authority of the County of Henrico,
Solid Waste Disposal Revenue Bonds (Browning-Ferris Industries of
South Atlantic, Inc. Project), Series 1996 A AMT:
  5.30% 2011                                                                1,000       975,780
  5.45% 2014                                                                1,000       934,550

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
(American Airlines, Inc. Project), 1996 Series A, 6.25% 2026                1,000     1,050,410
                                                                                      2,960,740

Insured _ 23.77%

Industrial Development Authority of Arlington County, Virginia,
Resource Recovery Revenue Bonds (Alexandria/Arlington
Waste-to-Energy Facility), Ogden Martin Systems of
Alexandria/Arlington, Inc. Project, FSA Insured, Series 1998B,
5.375% 2012                                                                $3,000   $ 2,997,150

Industrial Development Authority of Augusta County, Virginia,
Hospital Refunding Revenue Bonds (Augusta Health Care, Inc.),
AMBAC Insured, Series 1998, 5.00% 2005                                      1,000     1,019,650

Chesapeake Certificates of Participation, MBIA Insured,
1993 Series, 5.40% 2005                                                     1,000     1,042,750

Industrial Development Authority of Danville, Virginia,
Hospital Revenue Bonds (Danville Regional Medical Center),
Series 1998, AMBAC Insured:
  5.25% 2012                                                                1,995     2,012,815
  5.25% 2013                                                                2,000     2,014,780

Fairfax County Industrial Development Authority,
Hospital Revenue Refunding Bonds (INOVA Health System
Hospitals Project), Series 1993 A, FSA Insured, 5.25% 2019                  1,000       985,960

Fairfax County Redevelopment and Housing Authority, Multifamily
Housing Revenue Bonds (Grand View Apartments Project),
Series 1998 A, FHA Insured, 5.05% 2010                                      1,000       992,510

Industrial Development Authority of the County of Hanover,
Hospital Revenue Bonds (Memorial Regional Medical Center
Project at Hanover Medical Park), Series 1995, MBIA Insured:
  6.50% 2010                                                                1,375     1,548,965
  6.375% 2018                                                               1,000     1,123,380

Loudoun County:
  Industrial Development Authority, Hospital Revenue Bonds,
  FSA Insured, 6.00% 2005                                                   1,000     1,069,030

  Sanitation Authority, Water and Sewer System Revenue Bonds,
  FGIC Insured, Series 1992, 6.25% 2010                                     2,000     2,141,420

Industrial Development Authority of the City of Norfolk,
Health Care Revenue Bonds (Bon Secours Health System), Series 1997,
MBIA Insured, 5.00% 2007                                                    1,250     1,262,750

Northern Virginia Transportation District Commission,
(Virginia Railway Express Project):
  Commuter Rail Revenue Bonds, Series 1997,
  MBIA Insured, 5.20% 2013                                                  1,000     1,001,410

  Commuter Rail Revenue Refunding Bonds, Series 1998,
  FSA Insured, 5.375% 2014                                                  1,000     1,013,150
Pamunkey Regional Jail Authority, Jail Facility Revenue Bonds,
Series 1996, MBIA Insured, 5.70% 2010                                      $1,000   $ 1,043,830

Industrial Development Authority of the County of Prince William
(Virginia), Hospital Facility Refunding Revenue Bonds (Potomac
Hospital Corporation of Prince William), Series 1998, FSA Insured,
5.00% 2008                                                                  1,475     1,480,826

Richmond Metropolitan Authority, Expressway Revenue and
Refunding Bonds, FGIC Insured, Series 1998, 5.25% 2012                      1,000     1,018,350


Southeastern Public Service Authority of Virginia, Senior Revenue
Refunding Bonds, Series 1998, AMBAC Insured, 5.00% 2015                     3,000     2,933,850

City of Virginia Beach Development Authority, Hospital Revenue
Bonds (Virginia Beach General Hospital Project), Series 1993,
AMBAC Insured, 6.00% 2011                                                   1,000     1,086,410

Washington, D.C. Metropolitan Area Airports Authority,
Airport System Revenue and Refunding Bonds, MBIA Insured AMT:
  Series 1998 B, 5.25% 2010                                                 1,000     1,015,560
  Series 1992 A, 6.625% 2019                                                  750       804,593
                                                                                     29,609,139

Lease Revenue (State) _ 1.63%

Virginia Public Building Authority:
  Public Facilities Revenue Refunding Bonds, Series 1998A, 5.00% 2004       1,000     1,029,170
  Public Facilities Revenue Bonds, Series 1998B, 5.00% 2010                 1,000     1,002,510
                                                                                      2,031,680

Life Care Facilities Revenue _ 4.68%

Industrial Development Authority of the County of Henrico, Virginia,
Residential and Health Care Facility Mortgage Revenue Refunding Bonds
(Our Lady of Hope), Series 1997, 6.00% 2016                                 2,730     2,702,700

Industrial Development Authority of the County of James City,
Virginia, Residential Care Facility First Mortgage Revenue Bonds
(Williamsburg Landing, Inc.), Series 1996A, 6.625% 2019                     3,000     3,121,320
                                                                                      5,824,020

Multi-Family Housing _ 4.89%

Virginia Housing Development Authority, Multi-Family Housing Bonds:
  1995 Series H, 5.45% 2005                                                 1,255     1,293,127
  1998 Series I-AMT, 4.60% 2009                                             1,320     1,289,323
  1998 Series I-AMT, 4.70% 2010                                             1,240     1,209,235
  1997 Series B-AMT, 5.80% 2010                                             1,185     1,250,365
  1996 Series B, 5.95% 2016                                                 1,000     1,049,870
                                                                                      6,091,920

Pre-Refunded<F1> _ 14.90%

Danville, Virginia Industrial Development Authority, Hospital
Revenue Bonds, Danville Regional Medical Center, Series 1994,
FGIC Insured, 6.00% 2007 (2004)                                            $1,000   $ 1,081,420

Fairfax County Economic Development Authority, Parking
Revenue Bonds (Huntington Metrorail Station Project),
Series 1990 A, 6.75% 2015 (2000)                                              500       526,085

Henry County Public Service Authority, Water and Sewer Revenue
Bonds, FGIC Insured, Series 1990, 7.20% 2019 (2000)                         1,250     1,316,563

Newport News General Obligation, Water Bonds, Series A 1992,
6.125% 2009 (2002)                                                          1,170     1,248,554

Norfolk:
  Capital Improvement and Refunding Bonds, Series 1992 A,
  6.00% 2011 (2001)                                                           500       524,300

  Industrial Development Authority, Hospital Revenue Bonds:
    (Children's Hospital of the King's Daughters Obligated
    Group), Series 1991, AMBAC Insured, 7.00% 2011 (2001)                     400       428,288

    (Sentara Hospitals-Norfolk Project), Series 1991, 7.00% 2020 (2000)       250       264,618

Peninsula Ports Authority:
  Health Care Facilities Revenue and Refunding Bonds
  (Mary Immaculate Project), 1994 Series, 6.875% 2010 (2004)                1,900     2,145,347

  Health System Revenue and Refunding Bonds (Riverside Health
  System Project), Series 1992 A, 6.625% 2010 (2002)                        1,300     1,408,186

Prince William County Service Authority, Water and Sewer
System Revenue Bonds, Series 1991, FGIC Insured, 6.50% 2021 (2001)            680       723,880

Roanoke:
  Public Improvement and Refunding Bonds, Series 1992 B:
    6.375% 2009 (2001)                                                        250       265,803
    6.40% 2011 (2001)                                                         500       534,150

  Valley Resource Authority, Solid Waste System Revenue Bonds,
  Series 1992, 5.75% 2012 (2002)                                            1,500     1,592,160

  Water System Revenue Bonds, Series 1991, FGIC Insured,
  6.50% 2021 (2001)                                                           750       798,398

University of Virginia, Hospital Revenue Bonds, 1984 Series A,
HIBI Insured, 9.875% 2001 (2000)                                               10        10,910

Upper Occoquan Sewage Authority, Regional Sewerage System
Revenue Bonds, Series 1991, MBIA Insured, 6.00% 2021 (2001)                   700       725,788

Virginia Beach, Virginia Development Authority (Sentara
Bayside Hospital), 6.60% 2009 (2001)                                        1,000     1,072,070

Virginia College Building Authority Educational Facilities Revenue
Bonds (Marymount University Project), Series 1992, 6.875% 2007 (2002)      $1,650   $ 1,771,110

Virginia Public Building Authority, State Building Revenue Bonds,
Series 1991 A, 6.50% 2011 (2001)                                            1,750     1,864,783

Virginia Resources Authority, Water and Sewer Systems Revenue Bonds,
Series 1990, 7.25% 2011 (2000)                                                250       264,655
                                                                                     18,567,068

Pollution Control  _ 1.53%

Industrial Development Authority of the County of Charles City
(Virginia), Solid Waste Disposal Facility Revenue Refunding Bonds,
(USA Waste of Virginia, Inc. Project), Series 1999, 4.875% 2009             2,000     1,909,860

Special Obligations _ 1.62%

Virgin Islands Public Finance Authority, Revenue and Refunding
Bonds (Virgin Islands Matching Fund Loan Notes):
  Series 1998 C, 5.50% 2007                                                 1,000     1,023,020
  Series 1998 A, 5.20% 2009                                                 1,000       992,910
                                                                                      2,015,930

State Appropriation _ 1.29%

Big Stone Gap, Virginia Redevelopment and Housing Authority,
Commonwealth of Virginia Correctional Facility Lease Revenue Bonds
(Wallens Ridge Development Project), Series 1995, 5.25% 2010                1,600     1,613,024

State Authority _ 4.88%

Virginia Public School Authority, School Financing Bonds:
  (1997 Resolution), Series 1998 A, 5.25% 2007                              2,000     2,081,460
  (1987 Resolution), 1991 Refunding Series C, 6.25% 2007                    1,500     1,592,460
  (1991 Resolution), Series 1994 A, 6.20% 2014                              1,500     1,610,175

Virginia Resources Authority, Water System Refunding Revenue Bonds,
1992 Series A, 6.45% 2013                                                     750       797,136
                                                                                      6,081,231

Tax Assessment Bonds _ 3.55%

Dulles Town Center, Community Development Authority
(Loudoun County, Virginia), Special Assessment Bonds
(Dulles Town Center Project), Series 1998, 6.25% 2026                       2,000     2,009,080

Virginia Gateway, Community Development Authority
(Prince William County, Virginia), Special Assessment Bonds,
Series 1999, 6.25% 2026                                                     2,500     2,415,100
                                                                                      4,424,180

Turnpikes & Toll Roads Revenue _ 1.61%

Pocahontas Parkway Association, Route 895 Connector, Toll Road
Revenue Bonds, Series 1998A, 5.25% 2009                                    $2,000   $ 2,001,500

Water & Sewer Revenue _ 3.71%

Chesterfield County Water and Sewer Revenue Refunding Bonds,
Series 1992, 6.375% 2009                                                    1,250     1,346,450

City of Richmond, Virginia, Public Utility Revenue and Refunding
Bonds, Series 1998 A:
  5.25% 2009                                                                1,500     1,531,920
  5.25% 2011                                                                1,000     1,005,970

Rivanna Water and Sewer Authority, Regional Water and Sewer
System Refunding Revenue Bonds, Series 1991, 6.40% 2007                       645       684,622

Virginia Resources Authority, Water and Sewer System Revenue Bonds
(Pooled Loan Program), 1986 Series A, 7.50% 2017                               50        50,458
                                                                                      4,619,420
                                                                                    118,754,173

Tax-Exempt Securities Maturing in One Year or Less _ 2.89%

Hospital Facilities _ .56%

Industrial Development Authority of the City of Roanoke, Virginia,
Hospital Revenue Bonds (Carilion Health System Obligated Group),
Series 1997A, 3.45% 2027<F2>                                                  700       700,000

Pre-Refunded<F1> _ 2.33%

Fairfax County Industrial Development Authority, Hospital Revenue
Bonds (Fairfax Hospital System Project), INOVA Health Systems,
Series 1991 C, 6.801% 2023 (2001)<F2>                                       1,000     1,068,890

Industrial Development Authority of the City of Roanoke, Virginia,
Hospital Revenue Bonds (Roanoke Memorial Hospital Projects),
Series 1990, MBIA Insured, 7.25% 2017 (2000)                                  750       789,480

Virginia Resources Authority, Solid Waste Disposal System Revenue
Bonds, 1990 Series A, 7.30% 2015 (2000)<F2>                                 1,000     1,044,230
                                                                                      2,902,600
                                                                                      3,602,600

TOTAL TAX-EXEMPT SECURITIES (cost: $119,546,000)                                    122,356,773
Excess of cash and receivables over payables                                          2,220,911
NET ASSETS                                                                         $124,577,684

<F1>Parenthetical year represents date of pre-refunding.
<F2>Coupon rate changes periodically.

See Notes to Financial Statements


Financial Statements

The Tax-Exempt
Fund of Virginia
(graphic: Map of Virginia)

Statement of Assets and Liabilities
July 31, 1999                                             (dollars in thousands)

Assets:

Tax-exempt securities:
  Maturing in more than one year
    (cost: $116,116)                                                    $118,754
  Maturing in one year or less
    (cost: $3,430)                                                         3,603
Cash                                                                         122
Receivables for _
  Sales of Fund's shares                                       $   638
  Interest                                                       1,827     2,465
                                                                         124,944

Liabilities:

Payables for _
  Repurchases of Fund's shares                                      91
  Dividends                                                        156
  Adviser and management services                                   43
  Other expenses                                                    76       366

Net Assets at July 31, 1999 _
Equivalent to $15.82 per share on 7,874,900
shares of beneficial interest issued and
outstanding (unlimited shares authorized)                               $124,578

Statement of Operations
For the year ended July 31, 1999                          (dollars in thousands)

Investment Income:

Income:
  Interest on tax-exempt securities                                       $6,390
Expenses:
  Investment adviser fee                                       $   279
  Business management fee                                          224
  Distribution expenses                                            305
  Transfer agent fee                                                41
  Reports to shareholders                                           30
  Registration statement and prospectus                              7
  Postage, stationery and supplies                                   9
  Trustees' fees                                                     7
  Auditing and legal fees                                           24
  Custodian fee                                                      6
  Other expenses                                                     8       940
Net investment income                                                      5,450

Realized Gain and Unrealized Appreciation on Investments:

Net realized gain                                                             64
Net unrealized appreciation on investments:
  Beginning of year                                              5,855
  End of year                                                    2,811
    Change in unrealized appreciation
     on investments                                                      (3,044)
Net realized gain and change in unrealized
  appreciation on investments                                            (2,980)

Net Increase in Net Assets
  Resulting from Operations                                               $2,470


Statement of Changes in Net Assets
                                                              Year ended July 31
(dollars in thousands)                                            1999      1998

Operations:

Net investment income                                         $  5,450  $  5,004
Net realized gain on investments                                    64     1,368
Net change in unrealized appreciation
  on investments                                               (3,044)   (1,199)
  Net increase in net assets resulting
    from operations                                              2,470     5,173

Dividends and Distributions Paid
  to Shareholders:

Dividends paid from net investment income                      (5,453)   (5,001)
Distributions paid from net realized gain
  on investments                                               (1,311)     (244)
  Total dividends and distributions                            (6,764)   (5,245)

Capital Share Transactions:

Proceeds from shares sold: 1,549,930
  and 1,285,596 shares, respectively                            25,326    21,057
Proceeds from shares issued in
  reinvestment of net investment income
  dividends and distributions of net
  realized gain on investments: 258,204
  and 188,801 shares, respectively                               4,219     3,083
Cost of shares repurchased: 938,045 and
  616,127 shares, respectively                                (15,287)  (10,063)
  Net increase in net assets resulting
    from capital share transactions                             14,258    14,077

Total Increase in Net Assets                                     9,964    14,005

Net Assets:
Beginning of year                                              114,614   100,609
End of year                                                   $124,578  $114,614

See Notes to Financial Statements

Per-Share Data and Ratios

The Tax-Exempt
Fund of Virginia
(graphic: Map of Virginia)

                                                                  Year ended July 31
                                                     1999      1998      1997      1996      1995
Net Asset Value, Beginning of Year                  $16.36    $16.37    $15.77    $15.79    $15.49

Income from Investment Operations:
  Net investment income                                .73       .78       .80       .81       .83
  Net gains (losses) on securities
    (both realized and unrealized)                    (.36)      .03       .60       .03       .30
    Total income from investment operations            .37       .81      1.40       .84      1.13

Less Distributions:
  Dividends (from net investment income)              (.73)     (.78)     (.80)     (.81)     (.83)
  Distributions (from capital gains)                  (.18)     (.04)    _         (.05)    _
    Total distributions                               (.91)     (.82)     (.80)     (.86)     (.83)

Net Asset Value, End of Year                        $15.82    $16.36    $16.37    $15.77    $15.79

Total Return<F1>                                      2.21%     5.08%     9.10%     5.46%     7.56%

Ratios/Supplemental Data:
  Net assets, end of year (in millions)                $125      $115      $101       $90       $92
  Ratio of expenses to average net assets              .77%      .78%      .81%      .79%      .79%
  Ratio of net income to average net assets           4.46%     4.73%     4.99%     5.11%     5.37%
  Portfolio turnover rate                            12.72%    24.66%    18.41%    27.34%    32.18%

<F1>Excludes maximum sales charge of 4.75%.

See Notes to Financial Statements1 Excludes maximum sales charge of 4.75%.

Notes to Financial Statements

1.   Organization and Significant Accounting Policies

Organization _ The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Significant Accounting Policies _ The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

Security Valuation _ Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Trustees.

Security Transactions and Related Investment Income _ Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the Funds will instruct the custodian to segregate liquid assets sufficient to meet their payment obligations in these transactions. Premiums and original issue discounts on securities are amortized daily over the expected life of the security. Amortization of market discounts on securities is recognized upon disposition.

Dividends and Distributions to Shareholders _ Dividends to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to share-holders are recorded on the ex-dividend date.

2.   Federal Income Taxation

The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intend to distribute all of their net taxable income and net capital gains for the fiscal year. As regulated investment companies, the Funds are not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds.

As of July 31, 1999, net unrealized appreciation on investments for book and Federal income tax purposes for the Maryland Fund aggregated $3,121,000, of which $4,016,000 related to appreciated securities and $895,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $2,811,000, of which $3,807,000 related to appreciated securities and $996,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1999. The Virginia Fund has deferred for tax purposes, for the fiscal year ending

July 31, 1999, the recognition of capital losses totaling $11,000 which were realized during the period November 1, 1998 through July 31, 1999.

3.   Fees and Transactions with Related Parties

Business Management and Investment Advisory Fees _ Officers of the Funds received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $202,000 and $224,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid to Washington Management Corporation as business manager of the Funds pursuant to the business management contract under which WMC provides business management services. The contract provides for monthly fees, accrued daily, computed at an annual rate of 0.135% of the first $60 million of average net assets for each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, earned $39,000 and $23,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively, and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.

Fees of $252,000 and $279,000 for investment advisory services were incurred by the Maryland and Virginia Funds, respectively, pursuant to an investment advisory agreement with Capital Research and Management Company
(CRMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of .0165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).

Distribution Expenses _ American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, received $80,000 and $87,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.

Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended July 31, 1999, distribution expenses under the Plan were $268,000 and $305,000, including accrued and unpaid expenses of $45,000 and $52,000 for the Maryland and Virginia Funds, respectively. The aggregate amounts of distribution expenses subject to recovery by AFD which the Funds have not reimbursed were $48,000 and $57,000, respectively.

Transfer Agent Fee _ American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $38,000 and $41,000, respectively.

Deferred Trustees' Fees _ Independent Trustees may elect to defer part or all of the fees earned for services as members of the board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of July 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994) net of any payments to Trustees, were $18,000 each for the Maryland and Virginia Funds.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.

4.   Investment Transactions and Other Disclosures
     As of July 31, 1999:
                                      The Tax-Exempt      The Tax-Exempt
                                     Fund of Maryland    Fund of Virginia
Accumulated
  undistributed net
  realized gain (loss)
  on investments                      $           _       $    (11,000)
Paid-in capital                          107,263,000         121,778,000
Purchases and sales of
  investment securities,
  excluding short-term
  securities, during the
  year ended July 31, 1999:
    Purchases                             22,172,000          28,272,000
    Sales                                 11,766,000          15,114,000

The Maryland and Virginia Funds reclassified $5,000 and $2,000, respectively, from undistributed net realized gains to additional paid-in capital for the year ended July 31, 1999.
Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fees of $6,000 for both the Maryland and Virginia Funds were paid by these credits rather than in cash.

Report of Independent Accountants

To the Board of Trustees and Shareholders of

The American Funds Tax-Exempt Series I

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 1999, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

(signature)
PricewaterhouseCoopers LLP
Los Angeles, California
August 31, 1999

Tax Information (unaudited)

During the fiscal year ended July 31, 1999, the Maryland and Virginia Funds paid 74.4 and 72.9 cents per share, respectively, of exempt-interest distributions. The Funds also paid 9.5 and 17.9 cents per share, respectively, of capital gain distributions, of which 9.5 and 14.3 cents per share, respectively, represents long-term capital gains.

The Funds also designate as a capital gain distribution a portion of earnings and profits to shareholders in redemption of their shares.

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the calendar year-end information you receive from the Funds' transfer agent.

Since the amounts above are reported for the Funds' fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2000 to determine the calendar year amounts to be included on their 1999 tax returns.
Shareholders should consult their tax advisers.


The American Funds Tax-Exempt Series I

Board of Trustees

James H. Lemon, Jr.
Chairman of the Trust
Chairman and Chief Executive Officer,
The Johnston-Lemon Group, Incorporated

Stephen Hartwell
Chairman Emeritus of the Trust
Chairman, Washington Management Corporation

Harry J. Lister
President of the Trust
President, Washington Management Corporation

Cyrus A. Ansary
President, Investment Services International Company

Jean Head Sisco
Partner, Sisco Associates

T. Eugene Smith
President, T. Eugene Smith, Inc.

Stephen G. Yeonas
Chairman and Chief Executive Officer,
Stephen G. Yeonas Company
Other Officers

Howard L. Kitzmiller
Senior Vice President, Secretary/Treasurer of the Trust
Director, Senior Vice President, Secretary and
Assistant Treasurer, Washington Management Corporation

Lois A. Erhard
Vice President of the Trust
Vice President, Washington Management Corporation

Michael W. Stockton
Assistant Vice President, Assistant Secretary and
Assistant Treasurer of the Trust
Assistant Vice President, Assistant Secretary and
Assistant Treasurer, Washington Management Corporation

J. Lanier Frank
Assistant Vice President of the Trust
Assistant Vice President, Washington Management Corporation


Office of the Funds and of the Business Manager
Washington Management Corporation
1101 Vermont Avenue, NW Washington, DC 20005-3585
202/842-5665

Investment Manager
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA  90071-1443

135 South State College Boulevard
Brea, CA  92821-5804

Transfer Agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA  23501-2280

Custodian of Assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, NY  10081-0001

Counsel
Thompson, O'Donnell, Markham, Norton & Hannon
805 Fifteenth Street, NW
Washington, DC  20005-2216

Principal Underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA  90071-1462

Independent Accountants
PricewaterhouseCoopers LLP
400 South Hope Street
Los Angeles, CA  90071-2889

For information about your account or any of the Funds' services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web.

This report is for the information of shareholders in the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

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Printed on recycled paper

TEFMD/TEFVA-011-0999


(Logo: The American Funds Group(R))

The American Funds Tax-Exempt Series I

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

Annual Report / July 31, 1999